UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

February 28, 2019

CTF-QTLY-0419
1.814091.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Connecticut - 98.1%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,740,010
5% 2/15/24	645,000	685,945
5% 2/15/32	1,110,000	1,177,555
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,125,330
5% 8/15/32 (FSA Insured)	3,090,000	3,463,179
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,153,300
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,126,250
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,116,660
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,410,981
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,737,580
Series 2012 B, 5% 4/15/25	7,460,000	8,046,505
Series 2012 D:
5% 9/15/31	3,250,000	3,472,593
5% 9/15/32	4,860,000	5,182,753
Series 2012 G, 5% 10/15/30	4,275,000	4,586,177
Series 2013 A:
5% 3/1/27	5,480,000	5,972,981
5% 10/15/27	1,000,000	1,099,630
Series 2014 G, 5% 11/15/28	7,000,000	7,798,140
Series 2015 B:
5% 6/15/27	4,825,000	5,445,592
5% 6/15/30	1,290,000	1,434,674
5% 6/15/32	5,500,000	6,063,915
Series 2015 F, 5% 11/15/31	4,000,000	4,451,440
Series 2016 A, 5% 3/15/31	6,950,000	7,753,490
Series 2018 A:
5% 4/15/30	2,500,000	2,894,225
5% 4/15/38	1,700,000	1,865,036
Series 2018 C, 5% 6/15/31	725,000	828,363
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,113,387
5% 7/1/32	1,000,000	1,151,970
Series 2017, 5% 7/1/30	2,400,000	2,805,480
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/30	450,000	523,476
5% 7/1/31	1,300,000	1,497,106
5% 7/1/32	1,050,000	1,202,891
5% 7/1/33	700,000	798,581
5% 7/1/34	750,000	852,135
5% 7/1/42	2,000,000	2,210,500
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	18,908,101
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	52,548
Series 2011 M, 5.375% 7/1/41	5,485,000	5,816,239
Series 2013 N:
5% 7/1/24	400,000	449,940
5% 7/1/25	300,000	336,741
Series 2014 E:
5% 7/1/28	3,260,000	3,699,220
5% 7/1/29	3,840,000	4,339,277
Series 2015 L, 5% 7/1/29	1,500,000	1,712,655
Series 2016 A, 2%, tender 7/1/26 (a)	2,000,000	1,947,140
Series 2016 K, 4% 7/1/46	7,000,000	6,951,560
Series 2016, 5% 12/1/41	5,150,000	5,708,827
Series A, 5% 7/1/41	3,000,000	3,149,760
Series E:
5% 7/1/28	1,250,000	1,395,163
5% 7/1/42	5,000,000	5,296,600
Series F, 5% 7/1/45	4,890,000	5,192,300
Series H1, 5% 7/1/41	1,250,000	1,317,013
Series J, 5% 11/1/25	1,465,000	1,558,203
Series K1:
5% 7/1/24	600,000	671,046
5% 7/1/25	1,240,000	1,405,726
Series K3, 5% 7/1/48	3,695,000	3,984,134
Series L:
5% 7/1/26	1,000,000	1,148,070
5% 7/1/27	2,000,000	2,293,620
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (b)	950,000	990,005
5% 11/15/23 (b)	1,100,000	1,210,165
Series 2017 B:
5% 11/15/22 (b)	975,000	1,058,519
5% 11/15/24 (b)	1,065,000	1,187,624
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	1,970,000	2,016,906
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,104,530
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/25	4,000,000	4,405,720
5% 1/1/26	10,000,000	10,987,300
5% 1/1/28	1,000,000	1,092,970
5% 1/1/31	5,000,000	5,415,350
Series 2015 A, 5% 8/1/34	6,000,000	6,642,300
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,026
Series 2014 B:
5% 8/15/25	450,000	520,047
5% 8/15/26	700,000	805,448
5% 8/15/27	750,000	858,405
5% 8/15/28	1,000,000	1,141,780
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,007,043
Series 2014 A:
5% 11/1/28	1,000,000	1,140,410
5% 11/1/29	1,850,000	2,099,251
5% 11/1/30	2,480,000	2,804,334
5% 11/1/31	2,905,000	3,275,097
5% 11/1/42	6,115,000	6,734,878
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,188,570
5% 7/15/32	1,250,000	1,472,675
5% 7/15/33	1,000,000	1,168,230
5% 7/15/34	1,000,000	1,161,230
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,088,260
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,113,116
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,089,111
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,143,030
5% 7/1/29 (FSA Insured)	1,000,000	1,139,270
Hbr. Point Infra Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,104,360
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (b)	1,000,000	1,087,510
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	440,000	463,936
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,800,244
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,830,021
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,995,038
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,087,720
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,187,489
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,874,691
5% 3/1/33 (FSA Insured)	1,900,000	2,166,931
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (Escrowed to Maturity)	2,185,000	2,361,679
Series 2015 B:
5% 8/15/26	615,000	712,982
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	754,336
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	877,501
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	42,124
5% 8/15/28 (FSA Insured)	1,500,000	1,742,280
5% 8/15/30 (FSA Insured)	1,000,000	1,146,960
5% 8/15/34 (FSA Insured)	1,000,000	1,126,510
5% 8/15/35 (FSA Insured)	1,000,000	1,119,710
5% 9/1/29 (FSA Insured)	2,655,000	3,021,974
5% 9/1/31 (FSA Insured)	1,430,000	1,615,829
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,209,179
Series 2013 A, 5% 8/1/43	2,000,000	2,169,800
Series 30 B:
5% 8/1/30	1,150,000	1,308,976
5% 8/1/31	2,630,000	2,986,391
Series 32 B:
5% 8/1/32	1,000,000	1,153,900
5% 8/1/33	1,150,000	1,321,948
5% 8/1/37	3,000,000	3,396,270
5% 8/1/38	1,000,000	1,128,650
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,152,500
Series 2019, 5% 1/1/27	1,990,000	2,357,991
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,154,320
Series 2018 A, 5% 4/15/28	4,400,000	5,168,240
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	849,720
5% 11/1/25	635,000	694,398
5% 11/1/26	635,000	698,278
Series 2017 B, 5% 11/1/32	400,000	428,736

TOTAL CONNECTICUT		313,492,435

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	910,992
TOTAL MUNICIPAL BONDS
(Cost $311,033,608)		314,403,427
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $311,033,608)		314,403,427
NET OTHER ASSETS (LIABILITIES) - 1.6%		5,178,133
NET ASSETS - 100%		$319,581,560

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,104,360 or 0.7% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

February 28, 2019

NJT-QTLY-0419
1.814102.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,328,560
Series 2014 B, 5% 1/1/23	700,000	783,839

TOTAL DELAWARE, NEW JERSEY		4,112,399

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,138,740
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,648,830

TOTAL GUAM		2,787,570

New Jersey - 88.2%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,115,670
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,101,670
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,145,746
5% 2/15/26	1,000,000	1,118,430
5% 2/15/27	1,000,000	1,111,770
5% 2/15/28	1,000,000	1,106,440
5% 2/15/29	1,000,000	1,101,710
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,466,050
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,460,174
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,529,050
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	681,612
5% 9/1/24 (FSA Insured)	1,640,000	1,903,499
5% 9/1/25 (FSA Insured)	1,375,000	1,588,153
5% 9/1/39 (FSA Insured)	4,000,000	4,504,760
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,520
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,244,622
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,932,550
5% 11/1/29 (FSA Insured)	750,000	874,763
5% 11/1/30 (FSA Insured)	605,000	701,147
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,154,740
5% 11/1/28	1,050,000	1,258,373
5% 11/1/29	1,035,000	1,231,671
5% 11/1/30	800,000	945,288
5% 11/1/31	500,000	585,870
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,536,623
5% 8/1/28	4,000,000	4,393,320
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,593,826
5% 9/1/26	600,000	656,754
5% 9/1/27	440,000	481,153
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,793,790
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	3,000,000	3,002,430
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,638,600
5.375% 1/1/43 (a)	2,000,000	2,174,320
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,728,165
5% 6/1/31 (FSA Insured)	1,500,000	1,717,800
5% 6/1/37 (FSA Insured)	4,000,000	4,468,720
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,658,420
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,755,600
Series 2012 II, 5% 3/1/26	5,000,000	5,314,150
Series 2012, 5% 6/15/20	5,000,000	5,172,150
Series 2013 NN:
5% 3/1/26	4,130,000	4,452,057
5% 3/1/27	6,570,000	7,052,369
Series 2013:
5% 3/1/23	4,920,000	5,356,748
5% 3/1/25	725,000	783,747
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,124,140
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,190,050
5.25% 6/15/27	3,000,000	3,369,810
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,469,572
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/27 (a)	1,675,000	1,899,718
5% 10/1/47 (a)	1,000,000	1,055,050
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,100,500
New Jersey Edl. Facilities Auth. Rev. (New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,073,340
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	773,468
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	543,666
5% 7/1/24	690,000	789,043
5% 7/1/25	600,000	698,772
5% 7/1/26	945,000	1,117,793
5% 7/1/27	1,055,000	1,264,449
5% 7/1/28	1,465,000	1,743,921
5% 7/1/29	665,000	786,223
Series 2015 B, 5% 7/1/31	3,000,000	3,410,310
Series 2016 A:
5% 7/1/27	2,875,000	3,324,334
5% 7/1/32	600,000	674,622
Series 2016 B, 5% 9/1/20	4,535,000	4,728,508
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,791,928
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,132,040
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,127,900
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,877,740
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,921,986
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	993,101
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	678,196
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,093,915
Series 2011:
5% 7/1/19	1,500,000	1,515,532
5% 7/1/23	2,500,000	2,760,500
5% 7/1/24	2,000,000	2,204,980
5% 7/1/25	2,265,000	2,494,059
Series 2012 A:
5% 7/1/22	1,400,000	1,542,534
5% 7/1/23	1,040,000	1,144,822
5% 7/1/24	2,065,000	2,270,323
5% 7/1/25	1,000,000	1,098,080
Series 2012, 5% 7/1/21 (Escrowed to Maturity)	2,325,000	2,498,585
Series 2013 A:
5% 7/1/28	1,080,000	1,208,488
5% 7/1/32	1,600,000	1,769,936
5.25% 7/1/28	3,250,000	3,664,343
Series 2013:
5% 7/1/24	1,250,000	1,428,838
5% 7/1/26	1,335,000	1,503,344
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,761,654
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	810,195
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,843,920
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	616,031
Series 2014 A:
4% 7/1/45	1,300,000	1,308,801
5% 7/1/30	700,000	778,666
5% 7/1/31	455,000	503,148
5% 7/1/32	1,000,000	1,101,900
5% 7/1/44	3,635,000	3,937,832
5% 7/1/45	2,225,000	2,387,203
Series 2016 A:
5% 7/1/22	2,000,000	2,182,640
5% 7/1/25	1,220,000	1,441,381
5% 7/1/26	1,565,000	1,812,254
5% 7/1/27	100,000	119,449
5% 7/1/27	1,685,000	1,939,856
5% 7/1/28	2,000,000	2,371,420
5% 7/1/28	2,000,000	2,287,100
5% 7/1/29	3,660,000	4,302,403
5% 7/1/29	1,550,000	1,763,931
5% 7/1/30	1,200,000	1,399,788
5% 7/1/30	2,000,000	2,257,260
5% 7/1/31	5,100,000	5,807,931
5% 7/1/31	10,195,000	11,836,497
5% 7/1/33	1,000,000	1,129,230
5% 7/1/39	14,795,000	16,697,628
5% 7/1/43	2,500,000	2,801,375
Series 2016:
5% 7/1/26	800,000	916,064
5% 7/1/29	1,050,000	1,242,455
5% 7/1/30	605,000	710,554
5% 7/1/31	400,000	465,912
5% 7/1/35	950,000	1,032,726
5% 7/1/36	500,000	540,855
5% 7/1/41	3,000,000	3,194,640
Series 2017 A:
5% 7/1/25	110,000	129,316
5% 7/1/52	4,265,000	4,727,454
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,362,000
Series 2013:
4% 12/1/20 (a)	2,500,000	2,580,725
5% 12/1/21 (a)	3,600,000	3,860,640
5% 12/1/22 (a)	2,250,000	2,463,390
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,450,240
5% 12/1/27 (a)	2,500,000	2,880,100
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)(b)	2,320,000	2,473,654
4% 10/1/24 (a)(b)	2,370,000	2,535,971
New Jersey Inst of Technology Series 2012 A:
5% 7/1/32	870,000	945,072
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	421,276
5% 7/1/42	3,470,000	3,743,957
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/23	800,000	883,384
5% 6/1/24	1,000,000	1,123,110
5% 6/1/25	3,000,000	3,420,960
5% 6/1/26	3,000,000	3,461,640
5% 6/1/27	1,000,000	1,164,070
5% 6/1/28	2,000,000	2,343,580
Series 2018 B, 3.2% 6/1/27	5,000,000	5,069,300
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,958,010
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	5,000,000	5,543,100
Series 2014 A, 5% 1/1/32	5,000,000	5,645,100
Series 2017 B:
5% 1/1/33	5,000,000	5,850,800
5% 1/1/34	2,500,000	2,910,275
Series 2019 A, 5% 1/1/48	2,000,000	2,270,560
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	3,000,000	3,257,040
Series 2001 A, 6% 6/15/35	2,825,000	3,017,270
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,323,876
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,675,700
0% 12/15/34	4,000,000	2,156,520
Series 2008 A, 0% 12/15/36	25,000,000	11,343,750
Series 2009 A:
0% 12/15/36	1,915,000	868,931
0% 12/15/38	13,900,000	5,594,750
Series 2010 A, 0% 12/15/30	14,750,000	9,249,283
Series 2010 A3, 0% 12/15/34	10,775,000	5,460,770
Series 2011 A, 5.25% 6/15/25	6,000,000	6,361,260
Series 2011 B:
5.25% 6/15/25	3,185,000	3,376,769
5.25% 6/15/26	2,000,000	2,116,980
Series 2016 A:
5% 6/15/20	2,365,000	2,451,441
5% 6/15/29	750,000	842,708
5% 6/15/30	5,000,000	5,578,750
Series 2018 A, 5% 6/15/31	3,000,000	3,325,350
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,453,685
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,787,280
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,148,273
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	831,455
5% 1/1/31 (a)	1,950,000	2,186,828
5% 1/1/33 (a)	750,000	832,395
5% 1/1/35 (a)	2,000,000	2,199,540

TOTAL NEW JERSEY		450,416,466

New York And New Jersey - 5.0%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,390,375
Series 2016, 5% 11/15/32 (a)	5,000,000	5,741,200
Series 2018, 5% 9/15/34 (a)	5,000,000	5,773,100
Series 209, 5% 7/15/35	8,970,000	10,612,228

TOTAL NEW YORK AND NEW JERSEY		25,516,903

Pennsylvania And New Jersey - 4.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/24	1,200,000	1,322,172
5% 7/1/25	1,100,000	1,208,625
5% 7/1/26	500,000	547,685
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,036,840
5% 7/1/26	650,000	760,773
5% 7/1/29	300,000	346,701
5% 7/1/30	350,000	403,151
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,306,300
Series 2010 D, 5% 1/1/40 (Pre-Refunded to 1/1/20 @ 100)	4,000,000	4,111,920
Series 2013, 5% 1/1/31	5,000,000	5,583,700
Series 2018 A:
5% 1/1/37	1,200,000	1,404,348
5% 1/1/38	1,450,000	1,692,600
5% 1/1/39	1,190,000	1,386,100
5% 1/1/40	1,250,000	1,452,013

TOTAL PENNSYLVANIA AND NEW JERSEY		24,562,928

TOTAL MUNICIPAL BONDS
(Cost $485,416,592)		507,396,266
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $485,416,592)		507,396,266
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,172,438
NET ASSETS - 100%		$510,568,704

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019